Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	While the Company has granted AO LTIP Units in the past as part of its compensation program, the Company does not currently grant awards of AO LTIP Units, stock options, stock appreciation rights, or similar option-like awards as part of its compensation program. The Company does not time the disclosure of material non-public information or the granting of equity awards for the purpose of impacting the value of executive compensation.

Award Timing Method	The Company does not time the disclosure of material non-public information or the granting of equity awards for the purpose of impacting the value of executive compensation.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false